Document and Entity Information	Dec. 22, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	Bird Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41019
Entity Tax Identification Number	86-3723155
Entity Address, Address Line One	392 NE 191st Street
Entity Address, Address Line Two	# 20388
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	866
Local Phone Number	205-2442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001861449
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	406 Broadway
Entity Address, Address Line Two	Suite 369
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRDS
Security Exchange Name	NYSE
Warrants to purchase redeemable convertible preferred stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BRDS WS
Security Exchange Name	NYSE